Operating Lease - Schedule of Operating Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease [Abstract]
Short-term leases	$ 112,726	$ 100,530	$ 50,570